Leases - Minimum Future Income (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
December 31, 2021	$ 195,725
December 31, 2022	78,571
December 31, 2023	60,173
December 31, 2024	55,381
December 31, 2025	45,888
December 31, 2026 and thereafter	108,756
Total minimum lease revenue, net of commissions	$ 544,494